Statements Of Financial Condition	Jun. 30, 2017 USD ($) $ / item	Dec. 31, 2016 USD ($) $ / item	Dec. 31, 2015 USD ($) $ / item
ASSETS:
Investments in U.S. Treasury notes - at fair value (amortized cost $35,446,864 and $26,072,098)	$ 35,416,755	$ 26,059,657	$ 36,536,889
Net unrealized appreciation on open futures and forward currency contracts		5,065,066	4,388,065
Due from brokers	1,158,462	707,507	7,458,565
Cash denominated in foreign currencies (cost $9,997,917 and $4,474,848)	10,247,206	4,330,175	5,003,029
Total equity in trading accounts	46,822,423	36,162,405	53,386,548
INVESTMENTS IN U.S. TREASURY NOTES - at fair value (amortized cost $165,857,075 and $175,434,923)	165,659,765	175,334,307	148,800,124
CASH AND CASH EQUIVALENTS	17,300,729	18,864,248	11,740,322
ACCRUED INTEREST RECEIVABLE	475,095	397,141	295,838
TOTAL	230,258,012	230,758,101	214,222,832
LIABILITIES:
Subscriptions by Unitholders received in advance	1,537,149	865,500	572,663
Net unrealized depreciation on open futures and forward currency contracts	11,468,723		128,211
Due to Managing Owner	58,082
Due to brokers	2,875,065	640,342
Accrued brokerage and custodial fees	968,057	1,060,695	1,030,173
Accrued management fees	42,798	41,153	32,662
Redemptions payable to Unitholders	1,954,608	2,399,334	2,561,637
Redemptions payable to Managing Owner		2,452,815	828,683
Accrued expenses	123,979	133,534	222,847
Total liabilities	19,028,461	7,593,373	5,376,876
TRUST CAPITAL:
Total trust capital	211,229,551	223,164,728	208,845,956
TOTAL	230,258,012	230,758,101	214,222,832
Managing Owner Interest [Member]
TRUST CAPITAL:
Total trust capital	4,415,923	4,369,854	5,368,725
Series 1 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 175,151,712	$ 189,583,168	$ 180,146,458
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING | $ / item	1,166.12	1,196.11	1,091.87
Series 2 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 10,295	$ 10,350	$ 53,412
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING | $ / item	1,514.19	1,522.28	1,365.30
Series 3 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 25,623,184	$ 23,999,362	$ 19,275,026
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING | $ / item	1,538.66	1,545.19	1,383.72
Series 4 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 6,028,437	$ 5,201,994	$ 4,002,335
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING | $ / item	1,850.94	1,838.98	1,574.68